Financial Liabilities - Borrowings - Additional Information (Detail) $ in Millions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [abstract]
Accrued interest included in non-current borrowings	£ 10,000,000		£ 18,000,000
Accrued interest included in current borrowings			0
Undrawn borrowing capacity on revolving credit facility	£ 1,300,000,000	$ 1,750	£ 1,400,000,000	$ 1,750